SHARE-BASED COMPENSATION (Details Narrative) - HKD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Nov. 18, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense	$ 2.9	$ 1.4
Unrecognized Compensation Expense	$ 4.3
Weighted-average period	1 year 2 months 12 days
Weighted Average Period Nine Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average period	10 months 24 days
Unrecognized Compensation Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized Compensation Expense	$ 3.7
Selling And Administrative Expenses One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense	5.2
Selling And Administrative Expenses Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Expense	$ 0.3
Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant			1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	200,000